Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loss confirmation period	2 years
Percentage of principal balance in higher education Private Education Loan Portfolio related to customers who are in-school/grace/deferment status and not required to make payments	39.00%	32.00%
Loan Delinquent Period	31 days
Delinquency period (in days)	120 days
Private Education Loan loss confirmation period (in years)	2 years
Consolidation Loan Rebate Fee	1.05%
Percentage reimbursement on all qualifying default claims period one	98.00%
Percentage Reimbursement On All Qualifying Ffelp Default Claims Period Two	97.00%
Percentage reimbursement on all qualifying default claims period three	100.00%
Ffelp Loans Rehabilitated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans purchased	$ 474,293	$ 410,049
Percent of Loan Par Value	95.00%	102.50%
Ffelp Loans Non-rehabilitated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans purchased		408,891
Percent of Loan Par Value		100.50%
Loans Purchased at Par	$ 36,536	$ 30,020